AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Industrials – 22.2%
Air Freight & Logistics – 1.6%
CH Robinson Worldwide, Inc.	106,292	$11,731,448

Building Products – 1.3%
Builders FirstSource, Inc.(a) (b)	50,580	9,805,439

Commercial Services & Supplies – 2.4%
ABM Industries, Inc.	163,481	8,625,257
MillerKnoll, Inc.(a)	340,742	8,436,772

		17,062,029

Construction & Engineering – 3.8%
Fluor Corp.(b)	178,150	8,499,536
MasTec, Inc.(a) (b)	79,121	9,739,795
WillScot Holdings Corp.(b)	250,143	9,405,377

		27,644,708

Electrical Equipment – 1.3%
Regal Rexnord Corp.(a)	56,768	9,416,676

Ground Transportation – 1.3%
ArcBest Corp.	90,384	9,802,145

Machinery – 6.2%
Gates Industrial Corp. PLC(a) (b)	508,860	8,930,493
John Bean Technologies Corp.(a)	79,023	7,784,556
Middleby Corp. (The)(a) (b)	68,246	9,495,066
Oshkosh Corp.	77,010	7,717,172
Pentair PLC	110,470	10,802,861

		44,730,148

Professional Services – 2.1%
Robert Half, Inc.	133,335	8,988,112
WNS Holdings Ltd.(b)	115,093	6,066,552

		15,054,664

Trading Companies & Distributors – 2.2%
Core & Main, Inc. - Class A(a) (b)	170,500	7,570,200
Herc Holdings, Inc.	51,450	8,202,674

		15,772,874

		161,020,131

Financials – 19.8%
Banks – 10.7%
BankUnited, Inc.	217,394	7,921,838
Comerica, Inc.	161,013	9,646,289
First BanCorp./Puerto Rico	413,954	8,763,406
First Citizens BancShares, Inc./NC - Class A	5,493	10,112,338
First Hawaiian, Inc.	373,938	8,656,665
Texas Capital Bancshares, Inc.(b)	107,772	7,701,387
Webster Financial Corp.	168,089	7,834,628
Wintrust Financial Corp.	83,210	9,030,781
Zions Bancorp NA	173,086	8,173,121

		77,840,453

Company	Shares	U.S. $ Value

Capital Markets – 3.5%
Cboe Global Markets, Inc.	37,200	$7,621,164
Invesco Ltd.	496,428	8,717,276
Stifel Financial Corp.(a)	93,774	8,805,378

		25,143,818

Financial Services – 2.4%
NCR Atleos Corp.(a) (b)	292,678	8,350,104
Walker & Dunlop, Inc.	79,070	8,981,561

		17,331,665

Insurance – 3.2%
American Financial Group, Inc./OH	76,066	10,238,484
Hanover Insurance Group, Inc. (The)	56,000	8,294,160
Kemper Corp.	71,620	4,386,725

		22,919,369

		143,235,305

Consumer Discretionary – 16.0%
Automobile Components – 2.6%
Adient PLC(b)	358,010	8,080,286
BorgWarner, Inc.	290,801	10,553,168

		18,633,454

Diversified Consumer Services – 1.2%
ADT, Inc.(a)	1,241,254	8,974,266

Hotels, Restaurants & Leisure – 1.5%
Dine Brands Global, Inc.(a)	101,030	3,155,167
Viking Holdings Ltd.(a) (b)	229,094	7,993,090

		11,148,257

Household Durables – 2.1%
PulteGroup, Inc.(a)	44,390	6,371,297
Taylor Morrison Home Corp.(b)	128,089	8,999,533

		15,370,830

Leisure Products – 1.2%
Brunswick Corp./DE(a)	103,910	8,709,736

Specialty Retail – 4.1%
AutoNation, Inc.(a) (b)	43,875	7,850,115
Bath & Body Works, Inc.	250,172	7,985,490
Dick’s Sporting Goods, Inc.(a)	23,670	4,939,929
Group 1 Automotive, Inc.(a)	23,120	8,855,885

		29,631,419

Textiles, Apparel & Luxury Goods – 3.3%
Crocs, Inc.(a) (b)	54,637	7,911,984
PVH Corp.	69,601	7,017,869
Tapestry, Inc.(a)	184,641	8,674,434

		23,604,287

		116,072,249

Company	Shares	U.S. $ Value

Information Technology – 12.3%
Communications Equipment – 3.2%
Calix, Inc.(b)	156,575	$6,073,544
F5, Inc.(b)	45,700	10,063,140
Lumentum Holdings, Inc.(a) (b)	113,126	7,169,926

		23,306,610

Electronic Equipment, Instruments & Components – 3.3%
Avnet, Inc.	138,400	7,516,504
Belden, Inc.(a)	59,694	6,991,958
TD SYNNEX Corp.	79,700	9,570,376

		24,078,838

Semiconductors & Semiconductor Equipment – 2.6%
Amkor Technology, Inc.	228,728	6,999,077
FormFactor, Inc.(b)	114,452	5,264,792
Synaptics, Inc.(b)	80,547	6,248,836

		18,512,705

Software – 3.2%
ACI Worldwide, Inc.(b)	162,066	8,249,160
CommVault Systems, Inc.(b)	41,546	6,391,852
Gen Digital, Inc.	296,581	8,135,217

		22,776,229

		88,674,382

Real Estate – 7.7%
Diversified REITs – 0.7%
Broadstone Net Lease, Inc. - Class A(a)	245,061	4,643,906

Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	69,860	7,491,786

Industrial REITs – 2.1%
First Industrial Realty Trust, Inc.	112,027	6,271,272
STAG Industrial, Inc.	220,678	8,626,303

		14,897,575

Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.(b)	46,428	12,526,739

Residential REITs – 1.3%
Independence Realty Trust, Inc.(a)	469,520	9,625,160

Specialized REITs – 0.9%
CubeSmart(a)	119,746	6,445,927

		55,631,093

Company	Shares	U.S. $ Value

Health Care – 7.0%
Health Care Equipment & Supplies – 3.0%
Avantor, Inc.(a) (b)	299,480	$7,747,548
Integra LifeSciences Holdings Corp.(a) (b)	196,700	3,574,039
Teleflex, Inc.	41,310	10,216,789

		21,538,376

Health Care Providers & Services – 2.7%
AMN Healthcare Services, Inc.(a) (b)	96,460	4,088,940
Encompass Health Corp.	109,230	10,555,987
Pediatrix Medical Group, Inc.(b)	396,110	4,590,915

		19,235,842

Life Sciences Tools & Services – 1.3%
Revvity, Inc.(a)	75,951	9,702,740

		50,476,958

Energy – 5.1%
Oil, Gas & Consumable Fuels – 5.1%
Cameco Corp.(a)	224,930	10,742,657
HF Sinclair Corp.	89,925	4,007,957
Magnolia Oil & Gas Corp. - Class A(a)	352,042	8,596,866
Matador Resources Co.(a)	124,520	6,153,778
Northern Oil and Gas, Inc.(a)	212,497	7,524,519

		37,025,777

Materials – 3.4%
Chemicals – 2.4%
Avient Corp.	188,370	9,478,778
Element Solutions, Inc.	298,269	8,100,986

		17,579,764

Containers & Packaging – 1.0%
Berry Global Group, Inc.	100,800	6,852,384

		24,432,148

Utilities – 2.3%
Electric Utilities – 2.3%
IDACORP, Inc.	84,694	8,731,104
Portland General Electric Co.(a)	166,760	7,987,804

		16,718,908

Consumer Staples – 1.9%
Food Products – 1.9%
Lamb Weston Holdings, Inc.(a)	69,930	4,527,268
Nomad Foods Ltd.	500,011	9,530,210

		14,057,478

Communication Services – 1.7%
Media – 1.7%
Criteo SA (Sponsored ADR)(b)	132,939	5,349,465
Nexstar Media Group, Inc.(a)	44,153	7,300,699
		12,650,164

Total Common Stocks (cost $608,300,477)		719,994,593

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $3,432,325)	3,432,325	$3,432,325

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $611,732,802)		723,426,918

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $8,130,107)	8,130,107	8,130,107

Total Investments – 101.0% (cost $619,862,909)(f)		731,557,025
Other assets less liabilities – (1.0)%		(7,528,986)

Net Assets – 100.0%		$724,028,039

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,702,758 and gross unrealized depreciation of investments was $(40,008,642), resulting in net unrealized appreciation of $111,694,116.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$719,994,593	$—	$—	$719,994,593
Short-Term Investments	3,432,325	—	—	3,432,325
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,130,107	—	—	8,130,107

Total Investments in Securities	731,557,025	—	—	731,557,025
Other Financial Instruments(b)	—	—	—	—

Total	$731,557,025	$—	$—	$731,557,025

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,805	$136,431	$136,804	$3,432	$173
Government Money Market Portfolio*	832	144,822	137,524	8,130	110
Total	$4,637	$281,253	$274,328	$11,562	$283

*	Investments of cash collateral for securities lending transactions.